Schedule of Fair Value, Assets Measured on Recurring Basis (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares		Dec. 31, 2023 USD ($) $ / shares		Dec. 31, 2022 USD ($)
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investment in SOL, number of SOL	200,900.70	200,936.83		194,403.40
Investment in SOL, per SOL fair value | $ / shares	$ 157.80	$ 193.69		$ 104.82
Investment in SOL, at fair value, units	$ 31,702,130 [1]	$ 38,919,454	[2],[3]	$ 20,377,364	[4]	$ 1,281,064
Fair Value, Inputs, Level 1 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investment in SOL, at fair value, units	31,702,130	38,919,454
Fair Value, Inputs, Level 2 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investment in SOL, at fair value, units				20,377,364
Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Investment in SOL, at fair value, units

[1]	amount includes $29,309,061 of staked SOL as discussed in Notes 2 and 3.
[2]	amount includes $38,824,984 of staked SOL as discussed in Notes 2 and 3.
[3]	amount includes $38,824,984 of staked SOL as discussed in Notes 2 and 3.
[4]	amount includes $19,644,274 of staked SOL as discussed in Notes 2 and 3.